Property and Equipment (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2024	May 31, 2023	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2019
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 2,565	$ 3,594	$ 9,213	$ 11,115	$ 14,709	$ 30,024
Deposits for in-process equipment	149,704		149,704		1,440,410	1,440,410
Unallocated to current assets	608,705		608,705
Impaired long lived asset			683,950
Coating die valued	210,000		210,000
Engineering design valued	$ 473,950		$ 473,950
Purchase of property and equipment					$ 0	356,966
Disposal of fully depreciated computer equipment						7,468
Payments for deposits						512,000
Refund received						186,000
In Process Equipments [Member]
Property, Plant and Equipment [Line Items]
Deposits for in-process equipment							$ 1,292,655
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Payments for deposits						326,000
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Payments for deposits						$ 54,000